SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Deferred Offering Costs (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Apr. 02, 2025	Mar. 31, 2025
Deferred Offering Costs [Abstract]
Deferred offering costs	$ 440	$ 1,100	$ 1,500